Consolidated Balance Sheets - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Current assets
Cash and cash equivalents	$ 14,800,772	$ 8,884,829
Accounts receivable	32,011,536	32,564,827
Other receivables	6,682	11,132
Inventories	1,970,735	2,269,182
Prepaid expenses	6,050,534	28,298
Total current assets	54,840,259	43,758,268
Property, plant and equipment, net	7,807,045	8,790,553
Land use rights, net	774,374	847,505
Other assets	2,257,370
TOTAL ASSETS	65,679,048	53,396,326
Current liabilities
Accounts payable	1,664,002	5,398,247
Other payables and accrued liabilities	1,117,661	1,131,201
Income tax payable	942,160	820,365
Short-term bank borrowings	1,039,578	1,494,887
TOTAL LIABILITIES	4,763,401	8,844,700
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Ordinary shares, $0.0005 par value, 100,000,000 shares authorized, 23,000,000 shares issued and outstanding	11,500	11,500
Additional paid-in capital	5,702,663	5,075,035
Statutory surplus reserve	2,064,096	2,008,019
Retained earnings	53,935,169	35,269,267
Accumulated other comprehensive income (loss)	(797,781)	2,187,805
Total shareholders' equity	60,915,647	44,551,626
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 65,679,048	$ 53,396,326